INVENTORY	6 Months Ended
Jun. 30, 2019
INVENTORY
INVENTORY

7.           INVENTORY

The Company’s inventory is comprised of:

	June 30	December 31
	2019	2018
	$	$
Dried cannabis	19,748,293	5,778,176
Cannabis oils	951,476	337,314
Goods for resale	73,879	1,498
Supplies and consumables	639,083	655,537
	21,412,731	6,772,525

Inventory expensed and included in cost of sales was $4,713,906 and $7,418,427, for three and six months ended June 30, 2019 (June 30, 2018 – $249,761 and $555,288). The unrealized gain due to the fair value change in biological assets included in cost of sales was $258,921 and $977,352 for three and six months ended June 30, 2019 (June 30, 2018 – gain of $978,893 and $1,371,884).